Mar. 01, 2021
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF
(each a “Fund”)
(each a series of JPMorgan Exchange-Traded Fund Trust)
Supplement dated March 15, 2021
to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented
Effective as of the market close on March 19, 2021 (the “Effective Date”), each Fund will be rebalanced based on a revised underlying index (each, an “Underlying Index”). As of the Effective Date, the Underlying Index for each of the Funds will be modified to add a new real estate sector to the current sectors. This modification is occurring as a result of an announcement from FTSE International Limited, the administrator of the Underlying Indexes, regarding the enhancement of their broad sector framework to break real estate from the financials sector. As a result of this change to each Underlying Index, each Fund’s portfolio turnover may be higher than the rebalance on the Effective Date than for prior rebalances. To the extent the portfolio turnover is higher, a Fund will incur higher transaction costs and the possibility of increased capital gains.
In addition, as of the Effective Date, each Underlying Index will be renaming certain sectors as follows:
Consumer Goods will be renamed Consumer Staples
Consumer Services will be renamed Consumer Discretionary
Oil & Gas will be renamed Energy
These new sector names are not expected to result in changes to a Fund’s portfolio and the existing sector risk disclosures should be read to reflect these name changes.
The following reflects the new information for the Underlying Indexes for each of the following Funds as of the Effective Date:
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
For each of the Funds, the Underlying Index is designed to evenly distribute risk across sectors and individual securities, and, for JPMorgan Diversified Return International Equity ETF, regions. In each Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. As of the Effective Date, each Underlying Index will be diversified across the following sectors: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunications and utilities.
JPMorgan U.S. Dividend ETF
For the JPMorgan U.S. Dividend ETF, its Underlying Index is designed to provide exposure to the highest dividend yielding sectors on a risk adjusted basis, meaning that the index will establish sector weights by considering both the yield of the sector and the relative volatility of sector returns. As of the Effective Date, the Underlying Index will be diversified across the following sectors: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunications and utilities.
JPMorgan U.S. Minimum Volatility ETF
For the JPMorgan U.S. Minimum Volatility ETF, its Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rules-based process. As of the Effective Date, the Underlying Index will be diversified across the following sectors: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunications and utilities.
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF
For each of the Funds, its Underlying Index is diversified across a number of sectors on a market capitalization weighted basis. As of the Effective Date, each Underlying Index will be diversified across the following sectors: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunications and utilities.